INVESTMENT IN JOINT VENTURE	6 Months Ended
Jun. 30, 2019
INVESTMENT IN JOINT VENTURE
INVESTMENT IN JOINT VENTURE

10.         INVESTMENT IN JOINT VENTURE

On March 30, 2019, Pure Sunfarms exercised its option to acquire from Village Farms International, Inc. (“Village Farms”) a second 1.1 million square foot (25 acre) greenhouse (“Delta 2”) adjacent to Pure Sunfarms’ existing 1.1 million square foot greenhouse in Delta, BC. In accordance with the terms of the Pure Sunfarms joint venture agreement, Village Farms is contributing the Delta 2 facility to the joint venture and the Company has committed to contribute an aggregate of $25.0 million in cash, of which $8.2 million was paid during the six months ended June 30, 2019. The remaining balance of $16.8 million is recognized on the condensed interim consolidated statements of financial position in Payable to Joint Venture.

Profits and losses resulting from upstream and downstream transactions between the Company and Pure Sunfarms are recognized only to the extent of unrelated investor's interests in the associates. Unrealized gains arising from transactions with the associate are eliminated. Unrealized losses resulting from transactions with the associate are also eliminated, but only to the extent that there is no evidence of impairment.

The Company’s investment in Pure Sunfarms is as follows:

$
Balance at December 31, 2018	25,660,842
Investment in Joint Venture	25,000,000
Transaction costs	290,000
Share of income	20,301,051
Balance at June 30, 2019	71,251,893

Summarized financial information for Pure Sunfarms is set out below:

	June 30	December 31
	2019	2018
	$	$
Non-current assets	108,611,519	67,263,020
Current assets (a)	100,575,197	20,414,439
Total assets	209,186,716	87,677,459

Non-current liabilities	22,320,310	2,688,273
Current liabilities	42,708,578	39,465,718
Total liabilities	65,028,888	42,153,991

(a) includes cash and cash equivalents	15,572,914	2,361,948

	Six months ended	Six months ended
	June 30	June 30
	2019	2018
	$	$
Sales	46,715,496	—
Cost of Sales (b)	10,369,461	—
Gross margin before fair value changes	36,346,035	—
Change in fair value of biological asset	(27,654,191)	(422,012)
Gross margin	64,000,226	422,012
Selling, general and administrative expenses	3,712,467	1,364,161
Income (loss) from operations	60,287,759	(942,149)
Other (income) loss	354,130	(77,181)
Income (loss) before taxes	59,933,629	(864,968)
Provision for income taxes	11,299,269	—
Net income (loss)	48,634,360	(864,968)
(b) includes $516,839 of amortization expense
Net Income (loss)	48,634,360	(864,968)
Elimination of transactions with the Company	(8,644,105)	—
Fair value adjustment	611,847	1,626,244
Adjusted net income	40,602,102	761,276

50% Share of income from joint venture	20,301,051	380,638

A reconciliation of the summarized financial information to the carrying amount of the investment in Pure Sunfarms is set out below:

	For the six	For the twelve
	months ended	months ended
	June 30 2019	December 31 2018
	$	$
Total net assets of Pure Sunfarms	144,157,828	45,523,468
50% ownership interest held by the Company	72,078,914	22,761,734
2018 cumulative adjustments carried forward	2,669,470	—
Fair value adjustment recognized during the period	305,923	3,964,388
Elimination of transactions with the Company during the period	(4,322,053)	(1,294,919)
Transaction costs cumulative	519,639	229,639
Carrying amount of the investment	71,251,893	25,660,842

To date, Pure Sunfarms has not issued dividends. As a privately held company, there are no quoted market prices available for the shares of Pure Sunfarms.